UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
		          Washington, D.C. 20549

				Form 13F-HR

			     FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 	 September 30, 2011
					      -----------------------


Check here if Amendment [ ]; Amendment Number:
						-------------
	This Amendment (Check only one.):	[ ] is a restatement.
                                		[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 	   Jaffetilchin Investment Partners, LLC
Address:   15350 N. Florida Ave
	   Tampa, FL 33613


Form 13F File Number: 028-12539

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	 Scott Jones
Title:   Compliance Officer
Phone:	 813-963-2500


Signature, Place, and Date of Signing:

/S/ Scott Jones      	Tampa,FL	  11/1/2011
-------------------    -----------	  -------------
[Signature]            [City, State]      [Date]


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0
                                        --------------

Form 13F Information Table Entry Total:      73
                                        --------------

Form 13F Information Table Value Total:   55,189.59
                                        --------------
                                          (thousands)



List of Other Included Managers:

NONE


Provide a numbered list of the names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.

No.    Form 13F File Number    Name
NONE   NONE                    None

										                                   VOTING
Name of Issuer                          TITLE     CUSIP       Value     SHARES/  SH/PRN OR  INVESTMENT   OTHER    AUTHORITY
				        OF CLASS              (x$1000)  PRN AMT  PUT/CALL   DISCRETION 	MANAGERS    SOLE
--------------------------------------- ------- ------------- --------- -------- ---------- ----------  -------- ------------

Alexion Pharm Inc.			CS	015351109	908.24	14,178	    SH		SOLE	N/A	 14,178
Allergan Inc				CS	018490102	567.02	6,883	    SH		SOLE	N/A	 6,883
Altera Corp				CS	021441100	245.37	7,782	    SH		SOLE	N/A	 7,782
American Express Co			CS	025816109	505.04	11,248	    SH		SOLE	N/A	 11,248
Ametek Inc New				CS	031100100	237.68	7,209	    SH		SOLE	N/A	 7,209
Apple Inc				CS	037833100     2,593.74	6,802	    SH		SOLE	N/A	 6,802
Archer Daniels Midland			CS	039483102	213.32	8,598	    SH		SOLE	N/A	 8,598
At&T Inc Com				CS	00206R102	281.67	9,876	    SH		SOLE	N/A	 9,876
Barrick Gold Corp Isin #ca06		CS	067901108     1,030.97	22,100	    SH		SOLE	N/A	 22,100
Bed Bath & Beyond Inc			CS	075896100	534.99	9,335	    SH		SOLE	N/A	 9,335
Biogen Idec Inc				CS	09062X103	463.33	4,974	    SH		SOLE	N/A	 4,974
Buckeye Partners L Punit Ltd P		CS	118230101	516.02	8,255	    SH		SOLE	N/A	 8,255
Cardiovascular Sys Inc Del Co		CS	141619106	148.07	13,000	    SH		SOLE	N/A	 13,000
Celgene Corp				CS	151020104	656.06	10,597	    SH		SOLE	N/A	 10,597
Centerpoint Energy Inc			CS	15189T107	544.34	27,744	    SH		SOLE	N/A	 27,744
Cerner Corp				CS	156782104     1,135.58	16,573	    SH		SOLE	N/A	 16,573
Chevron Corp New			CS	166764100	410.36	4,432	    SH		SOLE	N/A	 4,432
Chipotle Mexican Grill Inc		CS	169656105	960.65	3,171	    SH		SOLE	N/A	 3,171
Dollar Tree Inc Com			CS	256746108     1,070.90	14,252	    SH		SOLE	N/A	 14,252
Dominion Resources Inc Va Ne		CS	25746U109	599.14	11,801	    SH		SOLE	N/A	 11,801
Expedia Inc Del Com			CS	30212P105	711.47	27,630	    SH		SOLE	N/A	 27,630
Expeditors Intl Wash Inc		CS	302130109	214.71	5,295	    SH		SOLE	N/A	 5,295
Exxon Mobil Corp			CS	30231G102	687.88	9,471	    SH		SOLE	N/A	 9,471
Fifth Third Bancorp			CS	316773100	131.55	13,025	    SH		SOLE	N/A	 13,025
Gap Inc Del				CS	364760108	237.28	14,611	    SH		SOLE	N/A	 14,611
General Mills Inc			CS	370334104	751.21	19,517	    SH		SOLE	N/A	 19,517
Genuine Parts Co			CS	372460105	483.67	9,521	    SH		SOLE	N/A	 9,521
Green Mtn Coffee Roasters I		CS	393122106	651.79	7,013	    SH		SOLE	N/A	 7,013
Hansen Natural Corp			CS	411310105     1,617.92	18,535	    SH		SOLE	N/A	 18,535
Health Mgmt Assoc Inc Cl A		CS	421933102	 84.48	12,208	    SH		SOLE	N/A	 12,208
Henry Schein Inc			CS	806407102	946.27	15,260	    SH		SOLE	N/A	 15,260
Herbalife Ltd Usd Com Shs		CS	G4412G101	503.36	9,391	    SH		SOLE	N/A	 9,391
Humana Inc				CS	444859102	262.77	3,613	    SH		SOLE	N/A	 3,613
Iamgold Corp Com Npvisin #ca45		CS	450913108	434.71	21,977	    SH		SOLE	N/A	 21,977
Intel Corp				CS	458140100	444.49	20,834	    SH		SOLE	N/A	 20,834
Intl Business Mach			CS	459200101	826.58	4,727	    SH		SOLE	N/A	 4,727
Intuitive Surgical Inc Com Ne		CS	46120E602	928.55	2,549	    SH		SOLE	N/A	 2,549
Ishares Tr S&P 500 Index Fd		ETF	464287200	449.36	3,952	    SH		SOLE	N/A 	 3,952
Ishares Tr S&P U S Pfd Stk In		ETF	464288687     5,527.06	155,211	    SH		SOLE	N/A	 155,211
Johnson & Johnson			CS	478160104	363.55	5,708	    SH		SOLE	N/A	 5,708
Jpmorgan Chase & Co Alerian Ml		ETN	46625H365     6,453.94	189,543	    SH		SOLE	N/A	 189,543
Limited Brands Inc			CS	532716107	571.83	14,849	    SH		SOLE	N/A	 14,849
Mastercard Inc Cl A			CS	57636Q104	700.29	2,208	    SH		SOLE	N/A	 2,208
Mcdonalds Corp				CS	580135101     1,110.92	12,650	    SH		SOLE	N/A	 12,650
Microsoft Corp				CS	594918104	316.02	12,697	    SH		SOLE	N/A	 12,697
Newmont Mng Corp Hldg Co		CS	651639106	903.84	14,358	    SH		SOLE	N/A	 14,358
Panera Bread Company Cl A		CS	69840W108	216.71	2,085	    SH		SOLE	N/A	 2,085
Perrigo Co				CS	714290103	792.51	8,161	    SH		SOLE	N/A	 8,161
Philippine Long Distance S		CS	718252604	475.88	9,608	    SH		SOLE	N/A	 9,608
Polo Ralph Lauren Corp Cl A		CS	731572103	265.11	2,044	    SH		SOLE	N/A	 2,044
Precision Castparts Corp		CS	740189105	763.31	4,910	    SH		SOLE	N/A	 4,910
Procter & Gamble Co			CS	742718109	284.56	4,504	    SH		SOLE	N/A	 4,504
Public Service Enterprise		CS	744573106	543.56	16,289	    SH		SOLE	N/A	 16,289
Randgold Resources Ads Each R		CS	752344309	671.62	6,944	    SH		SOLE	N/A	 6,944
Sandisk Corp				CS	80004C101	269.61	6,681	    SH		SOLE	N/A	 6,681
SARA LEE CORP				CS	803111103	503.17	30,775	    SH		SOLE	N/A	 30,775
Shire Plc Spons Adr			CS	82481R106	858.33	9,138	    SH		SOLE	N/A	 9,138
Sigma Aldrich Corp			CS	826552101	233.63	3,781	    SH		SOLE	N/A	 3,781
Smith & Nephew Plc Spons Adr		CS	83175M205	211.29	4,728	    SH		SOLE	N/A	 4,728
Solera Hldgs Inc			CS	83421A104	389.51	7,713	    SH		SOLE	N/A	 7,713
Spdr Ser Tr Lehman Intl Treas		ETF	78464A516	885.12	14,725	    SH		SOLE	N/A	 14,725
Sprint Nextel Corp Fon Shs		CS	852061100	 30.40	10,000	    SH		SOLE	N/A	 10,000
Stericycle Inc				CS	858912108	734.39	9,098	    SH		SOLE	N/A	 9,098
Suntrust Banks Inc			CS	867914103	293.21	16,335	    SH		SOLE	N/A	 16,335
Tractor Supply Co			CS	892356106	244.49	3,910	    SH		SOLE	N/A	 3,910
Transdigm Group Inc Com			CS	893641100	403.69	4,943	    SH		SOLE	N/A	 4,943
Verizon Communicat			CS	92343V104	432.39	11,750	    SH		SOLE	N/A	 11,750
Visa Inc Com Cl A			CS	92826C839	450.20	5,252	    SH		SOLE	N/A	 5,252
Waste Connections Inc			CS	941053100	446.73	13,209	    SH		SOLE	N/A	 13,209
Watson Pharmaceut			CS	942683103	460.89	6,753	    SH		SOLE	N/A	 6,753
Williams Partners Lpcom Unit L		CS	96950F104	855.73	15,777	    SH		SOLE	N/A	 15,777
Wisdomtree Tr Divid Ex F		ETN	97717W406     3,050.32	65,025	    SH		SOLE	N/A	 65,025
Wyndham Worldwide Corp Com		CS	98310W108	485.21	17,019	    SH		SOLE	N/A	 17,019
